BLACKROCK FUNDSSM
BlackRock Small Cap Value Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Small Cap Core Equity Portfolio

Supplement dated December 17, 2009
to the Prospectuses, each dated January 28, 2009

On December 4, 2009, the Board of Trustees of BlackRock FundsSM (the “Trust”), on behalf of its series, BlackRock Small Cap Value Equity Portfolio (the “Fund”), approved a proposal to close the Fund to most new and subsequent investments and to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on December 18, 2009, except for certain retirement plan investors, the Fund will no longer accept orders from new investors or existing shareholders to purchase Fund shares. On or about February 11, 2010, all of the assets of the Fund will be liquidated completely, each investor’s shares will be redeemed at the net asset value per share and the Fund will then be terminated.

The prospectuses of each of BlackRock Mid-Cap Value Equity Portfolio (“Mid-Cap Value Equity”), BlackRock Small Cap Core Equity Portfolio (“Small Cap Core Equity”) and BlackRock Small Cap Value Equity Portfolio, each a series of the Trust, are hereby amended to remove Wayne J. Archambo as a portfolio manager and to provide that Kate O’Connor, CFA, and Anthony F. Forcione, CFA, will serve as co-portfolio managers of Mid-Cap Value Equity and Small Cap Core Equity.

Mid-Cap Value Equity

     The section in the prospectuses captioned “Details About the Funds – How Each Fund Invests –About the Portfolio Management Team of Mid-Cap Value Equity” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF MID-CAP VALUE EQUITY

Mid-Cap Value Equity is managed by a team of financial professionals. Anthony F. Forcione, CFA, and Kate O’Connor, CFA, are the portfolio managers and are jointly and primarily responsible for the day today management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

     In addition, the section in the prospectuses captioned “Management of the Funds — Portfolio Management Information — Mid-Cap Value Equity” is deleted in its entirety and replaced with the following:

Mid-Cap Value Equity

Mid-Cap Value Equity is managed by a team of financial professionals. Anthony Forcione, CFA, and Kate O’Connor, CFA, are the portfolio managers and are jointly and primarily responsible for the day-today management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Anthony F. Forcione, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2005	Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2006 to 2008; Vice President of BlackRock, Inc. in 2005; Vice President of State Street Research & Management from 2002 to 2005.

Kate O’Connor, CFA	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2009	Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005; Vice President of BlackRock, Inc. from 2001 to 2002.

Small Cap Core Equity

     The section in the prospectuses captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of Small Cap Core Equity” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP CORE EQUITY

Small Cap Core Equity is managed by a team of financial professionals. Kate O’Connor, CFA, and Anthony Forcione, CFA, are the portfolio managers and are jointly and primarily responsible for the day to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

     In addition, the section in the prospectuses captioned “Management of the Funds — Portfolio Management Information — Small Cap Core Equity” is deleted in its entirety and replaced with the following:

Small Cap Core Equity

Small Cap Core Equity is managed by a team of financial professionals. Kate O’Connor, CFA, and Anthony Forcione, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Kate O’Connor, CFA	Responsible for the day-to- day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2001	Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005; Vice President of BlackRock, Inc. from 2001 to 2002.

Anthony F. Forcione, CFA	Responsible for the day-to- day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2009	Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2006 to 2008; Vice President of BlackRock, Inc. in 2005; Vice President of State Street Research & Management from 2002 to 2005.

Shareholders should retain this Supplement for future reference.

Code #PR-SCVMCVSCC-SUP1209